U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

January 4, 2012

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Brown Advisory Equity Income Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 30, 2011, and filed electronically as Post-Effective Amendment No. 435 to the Fund’s Registration Statement on Form N-1A on December 30, 2011.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust